SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                       Investment Company Act file number
                                    811-2380


                      THE CASH MANAGEMENT TRUST OF AMERICA
               (Exact name of registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)

               Registrant's Telephone Number, Including Area Code:
                                 (213) 486-9200


                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (Name and address of agent for service)


                      Date of fiscal year end: September 30

             Date of reporting period: July 1, 2004 - June 30, 2005


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Item 1.  Proxy Voting Record

The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period.



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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Cash Management Trust of America
(Registrant)



By:      /s/ Abner D. Goldstine
         -----------------------------------
         Abner D. Goldstine
         President and Principal Executive Officer

Date:    August 24, 2005